Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 — SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2024, up to November 14, 2024 that the unaudited condensed consolidated financial statements were available to be issued.

On October 1, 2024 and October 14, 2024, the Company effected a Forward Split and a Reverse Split, respectively. Details are described in Note 1.

On October 15, 2024, the Company consummated the Merger Transaction and the details are described in Note 4.

On October 31, 2024, the Company entered into a preliminary sales and purchase agreement with an independent third party to sell an office premises with a cash consideration of approximately $1.6 million. The transaction will be completed in February 2025. As of September 30, 2024, the carrying value of the office premises was approximately $1.5 million.

NOTE 25 — SUBSEQUENT EVENTS

On January 3, 2024, the Company received a written notice from Nasdaq, notifying that the Company had not maintained a minimum Market Value of Listed Securities (“MVLS”) of at least $35 million, which failed to comply with Nasdaq Listing Rule 5550(b)(2). The Notice had no immediate effect but, before July 1, 2024, the Company was required to regain compliance by having a minimum MVLS of at least $35 million for 10 consecutive trading days. Otherwise, after the date, subject to other requirements and conditions, the Company may proceed to delisting procedures. As of the date of the consolidated financial statements, the Company was granted by Nasdaq with an additional 180 days, by September 16, 2024 to regain the compliance.

On February 5, 2024, the Company entered into a purchase and sale agreement with an independent third party to sell all of its equity interest in Investment F for a consideration of $2.15 million. This transaction was completed on February 19, 2024.

On February 26, 2024, the Company issued 1,723,744 ordinary shares to the directors and officers of the Company to compensate the services and performance at the current market prices.

On March 12, 2024 and March 22, 2024, the Company issued 2,000,000 and 105,615 ordinary shares to certain consultants to compensate their services rendered at the current market price, respectively.

On March 22, 2024, the Company issued 1,900,000 ordinary shares to certain employees and advisor of the Company to compensate the services and performance at the current market price.

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2023, up to the date that the audited consolidated financial statements were available to be issued.